UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07702

The Value Line Asset Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: March 31, 2014

Date of reporting period: December 31, 2013

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 12/31/13 is included with this Form.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)	December 31, 2013

Shares		Value

COMMON STOCKS (67.0%)

	CONSUMER DISCRETIONARY (6.7%)
2,200	AutoZone, Inc. *	$1,051,468
10,800	BorgWarner, Inc.	603,828
16,000	Brinker International, Inc.	741,440
5,600	Buffalo Wild Wings, Inc. *	824,320
21,200	Dick’s Sporting Goods, Inc.	1,231,720
9,000	Genuine Parts Co.	748,710
2,000	Gildan Activewear, Inc.	106,620
4,100	John Wiley & Sons, Inc. Class A	226,320
6,000	Johnson Controls, Inc.	307,800
28,000	LKQ Corp. *	921,200
9,200	Luxottica Group S.p.A. ADR	496,064
6,000	McDonald’s Corp.	582,180
10,200	Movado Group, Inc.	448,902
5,000	O’Reilly Automotive, Inc. *	643,550
8,100	Penn National Gaming, Inc. *	116,073
4,500	Pool Corp.	261,630
9,000	Starbucks Corp.	705,510
28,000	TJX Companies, Inc. (The)	1,784,440
20,800	VF Corp.	1,296,672
26,000	Wolverine World Wide, Inc.	882,960
17,400	Yum! Brands, Inc.	1,315,614
		15,297,021

	CONSUMER STAPLES (7.4%)
3,500	Boston Beer Co., Inc. (The) Class A *	846,265
38,000	BRF S.A. ADR (1)	793,060
3,300	British American Tobacco PLC ADR	354,486
11,000	Bunge Ltd.	903,210
11,000	Casey’s General Stores, Inc.	772,750
15,200	Church & Dwight Co., Inc.	1,007,456
4,800	Coca-Cola Femsa, S.A.B. de C.V. ADR (1)	584,496
7,000	Costco Wholesale Corp.	833,070
8,000	CVS Caremark Corp.	572,560
5,600	Diageo PLC ADR	741,552
9,400	Energizer Holdings, Inc.	1,017,456
48,175	Flowers Foods, Inc.	1,034,317
5,400	Fomento Economico Mexicano S.A.B. de C.V. ADR	528,498
23,000	General Mills, Inc.	1,147,930
14,400	Hormel Foods Corp.	650,448
7,000	Ingredion, Inc.	479,220
4,800	J&J Snack Foods Corp.	425,232
8,000	McCormick & Co., Inc.	551,360
4,000	Nestle SA ADR	294,360
18,000	PepsiCo, Inc.	1,492,920
19,000	Reynolds American, Inc.	949,810
13,600	Whole Foods Market, Inc.	786,488
		16,766,944

	ENERGY (3.0%)
12,000	Atwood Oceanics, Inc. *	640,680
10,000	Chevron Corp.	1,249,100
3,000	Core Laboratories N.V.	572,850
14,000	Enbridge, Inc.	611,520
10,000	EQT Corp.	897,800

Shares		Value
11,400	FMC Technologies, Inc. *	$595,194
6,000	Hornbeck Offshore Services, Inc. *	295,380
20,000	Noble Energy, Inc.	1,362,200
4,000	Oceaneering International, Inc.	315,520
7,000	Ultrapar Participacoes S.A. ADR	165,550
		6,705,794

	FINANCIALS (8.4%)
10,000	ACE Ltd.	1,035,300
7,600	Affiliated Managers Group, Inc. *	1,648,288
26,300	AFLAC, Inc.	1,756,840
2,300	Alleghany Corp. *	919,908
10,400	American Campus Communities, Inc. REIT	334,984
7,400	American Tower Corp. REIT	590,668
11,700	Arch Capital Group Ltd. *	698,373
4,400	Bank of Montreal	293,304
5,500	Bank of Nova Scotia	344,025
3,300	BlackRock, Inc.	1,044,351
5,600	BOK Financial Corp.	371,392
1,000	BRE Properties, Inc. REIT	54,710
14,000	Brown & Brown, Inc.	439,460
7,600	Camden Property Trust REIT	432,288
6,000	Eaton Vance Corp.	256,740
3,000	Enstar Group Ltd. *	416,730
10,400	Equity One, Inc. REIT	233,376
2,000	Everest Re Group Ltd.	311,740
2,400	FBL Financial Group, Inc. Class A	107,496
8,100	Gaming and Leisure Properties, Inc. REIT *	411,561
4,000	LTC Properties, Inc. REIT	141,560
10,000	M&T Bank Corp. (1)	1,164,200
8,000	PartnerRe Ltd.	843,440
9,400	Portfolio Recovery Associates, Inc. *	496,696
5,000	Principal Financial Group, Inc.	246,550
8,400	ProAssurance Corp.	407,232
9,600	Prosperity Bancshares, Inc.	608,544
7,500	Prudential Financial, Inc.	691,650
8,900	RLI Corp.	866,682
7,400	Royal Bank of Canada	497,502
8,400	Signature Bank *	902,328
10,000	Wells Fargo & Co.	454,000
		19,021,918

	HEALTH CARE (7.2%)
3,600	Akorn, Inc. *	88,668
11,000	Alexion Pharmaceuticals, Inc. *	1,463,660
2,800	Allergan, Inc.	311,024
5,000	Becton, Dickinson & Co.	552,450
6,000	Bio-Rad Laboratories, Inc. Class A *	741,660
2,400	Bio-Reference Laboratories, Inc. * (1)	61,296
6,600	C.R. Bard, Inc.	884,004
7,200	Catamaran Corp. *	341,856
27,200	Cerner Corp. *	1,516,128
600	Cooper Cos., Inc. (The)	74,304
1,400	DENTSPLY International, Inc.	67,872
8,800	Express Scripts Holding Co. *	618,112

1

Value Line Asset Allocation Fund, Inc.

December 31, 2013

Shares		Value
12,500	Henry Schein, Inc. *	$1,428,250
7,000	IDEXX Laboratories, Inc. *	744,590
8,000	McKesson Corp.	1,291,200
20,400	Mednax, Inc. *	1,088,952
6,900	Mettler-Toledo International, Inc. *	1,673,871
4,000	MWI Veterinary Supply, Inc. *	682,360
2,000	Novo Nordisk A/S ADR	369,520
9,000	ResMed, Inc. (1)	423,720
13,300	Thermo Fisher Scientific, Inc.	1,480,955
7,000	Universal Health Services, Inc. Class B	568,820
		16,473,272

	INDUSTRIALS (20.0%)
10,600	Acuity Brands, Inc.	1,158,792
7,600	Advisory Board Co. (The) *	483,892
22,875	AMETEK, Inc.	1,204,826
18,800	Canadian National Railway Co.	1,071,976
7,600	Canadian Pacific Railway Ltd.	1,150,032
14,400	Carlisle Companies, Inc.	1,143,360
10,000	Chicago Bridge & Iron Co. N.V.	831,400
3,300	CLARCOR, Inc.	212,355
5,000	Clean Harbors, Inc. *	299,800
8,000	Copart, Inc. *	293,200
23,400	Danaher Corp.	1,806,480
8,000	Donaldson Co., Inc.	347,680
9,000	Equifax, Inc.	621,810
3,300	Esterline Technologies Corp. *	336,468
11,000	Fastenal Co.	522,610
7,000	FedEx Corp.	1,006,390
16,200	Flowserve Corp.	1,277,046
11,800	Franklin Electric Co., Inc.	526,752
14,000	General Dynamics Corp.	1,337,700
2,000	Graco, Inc.	156,240
15,000	Healthcare Services Group, Inc.	425,550
16,187	HEICO Corp.	938,037
24,800	IDEX Corp.	1,831,480
5,888	Iron Mountain, Inc.	178,701
13,500	ITT Corp.	586,170
7,300	J.B. Hunt Transport Services, Inc.	564,290
11,400	Kansas City Southern	1,411,662
17,700	Kirby Corp. *	1,756,725
8,200	Lincoln Electric Holdings, Inc.	584,988
6,000	Nordson Corp.	445,800
7,300	Oshkosh Corp.	367,774
14,000	Parker Hannifin Corp.	1,800,960
6,200	Precision Castparts Corp.	1,669,660
33,000	Republic Services, Inc.	1,095,600
6,000	Rockwell Automation, Inc.	708,960
27,400	Rollins, Inc.	829,946
12,200	Roper Industries, Inc.	1,691,896
17,000	Rush Enterprises, Inc. Class A *	504,050
5,000	Ryanair Holdings PLC ADR *	234,650
3,000	Snap-on, Inc.	328,560
13,000	Stericycle, Inc. *	1,510,210
14,800	Teledyne Technologies, Inc. *	1,359,528
25,200	Toro Co. (The)	1,602,720
6,100	Union Pacific Corp.	1,024,800
11,000	United Technologies Corp.	1,251,800
8,100	Valmont Industries, Inc.	1,207,872

Shares		Value
4,800	W.W. Grainger, Inc.	$1,226,016
18,400	Wabtec Corp.	1,366,568
26,350	Waste Connections, Inc.	1,149,650
		45,443,432

	INFORMATION TECHNOLOGY (6.8%)
15,000	Accenture PLC Class A	1,233,300
5,000	Alliance Data Systems Corp. *	1,314,650
10,000	Amphenol Corp. Class A	891,800
15,000	ANSYS, Inc. *	1,308,000
600	Apple, Inc.	336,666
8,000	Automatic Data Processing, Inc.	646,480
9,000	CGI Group, Inc. Class A * (1)	301,140
4,000	Cognizant Technology Solutions Corp. Class A *	403,920
6,000	Concur Technologies, Inc. *	619,080
9,000	Fidelity National Information Services, Inc.	483,120
13,600	Fiserv, Inc. *	803,080
3,200	Global Payments, Inc.	207,968
8,100	j2 Global, Inc. (1)	405,081
2,700	MasterCard, Inc. Class A	2,255,742
10,000	NCR Corp. *	340,600
28,000	Salesforce.com, Inc. *	1,545,320
9,800	Trimble Navigation Ltd. *	340,060
8,300	Ultimate Software Group, Inc. (The) *	1,271,726
7,000	WEX, Inc. *	693,210
		15,400,943

	MATERIALS (5.0%)
6,000	Airgas, Inc.	671,100
7,000	AptarGroup, Inc.	474,670
23,000	Crown Holdings, Inc. *	1,025,110
13,000	Ecolab, Inc.	1,355,510
22,000	FMC Corp.	1,660,120
500	NewMarket Corp.	167,075
15,000	Packaging Corp. of America	949,200
11,400	Praxair, Inc.	1,482,342
6,000	Rockwood Holdings, Inc.	431,520
8,400	Sigma-Aldrich Corp.	789,684
27,000	Silgan Holdings, Inc.	1,296,540
16,000	Valspar Corp. (The)	1,140,640
		11,443,511

	TELECOMMUNICATION SERVICES (0.6%)
8,000	Crown Castle International Corp. *	587,440
9,000	SBA Communications Corp. Class A *	808,560
		1,396,000

	UTILITIES (1.9%)
33,000	Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	374,220
7,800	Cleco Corp.	363,636
5,000	El Paso Electric Co.	175,550
4,000	ITC Holdings Corp.	383,280
9,400	MDU Resources Group, Inc.	287,170
7,000	NextEra Energy, Inc.	599,340
12,000	ONEOK, Inc.	746,160
15,000	Questar Corp.	344,850

2

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
5,000	Sempra Energy	$448,800
2,600	South Jersey Industries, Inc.	145,496
3,000	Southwest Gas Corp.	167,730
6,000	Wisconsin Energy Corp.	248,040
		4,284,272

	TOTAL COMMON STOCKS
	(Cost $100,786,879) (67.0%)	152,233,107

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (8.6%)
$500,000	Federal Home Loan Bank, 2.88%, 9/11/20	505,334
500,000	Federal Home Loan Mortgage Corporation, 1.00%, 7/28/17	496,842
500,000	Federal Home Loan Mortgage Corporation, 0.75%, 1/12/18	486,634
800,000	Federal Home Loan Mortgage Corporation, 1.75%, 5/30/19 (1)	785,840
99,244	Federal Home Loan Mortgage Corporation, Series 3538, Class BA, 4.50%, 10/15/27	102,225
280,654	Federal Home Loan Mortgage Corporation, Series 4151, Class PA, 2.00%, 1/15/33	268,359
478,963	Federal Home Loan Mortgage Corporation Gold PC Pool #A95174, 4.00%, 11/1/40	492,253
91,091	Federal Home Loan Mortgage Corporation Gold PC Pool #C03516, 4.00%, 9/1/40	93,616
500,000	Federal Home Loan Mortgage Corporation Gold PC Pool #C09055, 4.00%, 12/1/43	514,005
800,000	Federal Home Loan Mortgage Corporation Gold PC Pool #G05447, 4.50%, 5/1/39	846,885
121,501	Federal Home Loan Mortgage Corporation Gold PC Pool #G06927, 5.00%, 2/1/37	131,326
31,385	Federal Home Loan Mortgage Corporation Gold PC Pool #G08488, 3.50%, 4/1/42	31,176
98,497	Federal Home Loan Mortgage Corporation Gold PC Pool #J03316, 5.00%, 9/1/21	104,331
550,573	Federal Home Loan Mortgage Corporation Gold PC Pool #J13885, 3.50%, 12/1/25	574,404
305,888	Federal Home Loan Mortgage Corporation Gold PC Pool #Q05649, 4.00%, 1/1/42	314,405
380,588	Federal Home Loan Mortgage Corporation Gold PC Pool #Q05714, 4.00%, 1/1/42	391,252

Principal Amount		Value
$250,000	Federal Home Loan Mortgage Corporation Gold PC Pool #Q23433, 4.00%, 12/1/43	$257,034
500,000	Federal National Mortgage Association, 0.38%, 12/21/15	499,235
303,195	Federal National Mortgage Association, 4.50%, 4/1/40	321,243
56,056	Federal National Mortgage Association, 4.50%, 7/1/40	59,408
261,734	Federal National Mortgage Association Pool #745275, 5.00%, 2/1/36	284,063
474,072	Federal National Mortgage Association Pool #AA7720, 4.00%, 8/1/39	488,135
700,000	Federal National Mortgage Association Pool #AB1259, 5.00%, 7/1/40	761,495
967,099	Federal National Mortgage Association Pool #AB1796, 3.50%, 11/1/40	961,812
274,850	Federal National Mortgage Association Pool #AB3218, 3.50%, 7/1/31	279,862
261,767	Federal National Mortgage Association Pool #AB5024, 3.00%, 4/1/42	248,781
404,649	Federal National Mortgage Association Pool #AB6286, 2.50%, 9/1/27	401,863
285,301	Federal National Mortgage Association Pool #AC8908, 4.50%, 1/1/40	302,148
735,827	Federal National Mortgage Association Pool #AH6186, 4.00%, 2/1/41	758,014
225,654	Federal National Mortgage Association Pool #AH7205, 4.50%, 3/1/41	239,212
466,678	Federal National Mortgage Association Pool #AH8932, 4.50%, 4/1/41	494,708
393,158	Federal National Mortgage Association Pool #AJ6932, 3.00%, 11/1/26	401,518
1,391,248	Federal National Mortgage Association Pool #AJ9278, 3.50%, 12/1/41	1,383,483
169,887	Federal National Mortgage Association Pool #AQ0287, 3.00%, 10/1/42	161,455
490,972	Federal National Mortgage Association Pool #AQ3960, 3.00%, 8/1/28	501,918
472,328	Federal National Mortgage Association Pool #AR0930, 2.50%, 1/1/28	468,001
198,989	Federal National Mortgage Association Pool #AS0865, 2.50%, 10/1/28	197,166
648,890	Federal National Mortgage Association Pool #AU7025, 3.00%, 11/1/43	616,741
248,382	Federal National Mortgage Association Pool #AU8070, 3.50%, 9/1/43	246,996
289,648	Federal National Mortgage Association Pool #MA3894, 4.00%, 9/1/31	302,601
513,081	Federal National Mortgage Association REMIC Trust Series 2009-88, Class MA, 4.50%, 10/25/39	550,949
283,033	Federal National Mortgage Association REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	269,240

3

Value Line Asset Allocation Fund, Inc.

December 31, 2013

Principal Amount		Value
$229,664	Federal National Mortgage Association REMIC Trust Series 2013-41, Class WD, 2.00%, 11/25/42	$220,670
500,000	Federal National Mortgage Association TBA, 3.00%, 1/1/29	510,254
314,080	Government National Mortgage Association Pool #650494, 5.50%, 1/15/36	345,379
250,000	Government National Mortgage Association TBA, 3.00%, 1/1/44	241,543
600,000	Government National Mortgage Association TBA, 3.50%, 1/1/44	605,273

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $19,809,885) (8.6%)	19,519,087

COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
250,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	244,694
250,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K704, Class A2, 2.41%, 8/25/18	254,754
250,000	Government National Mortgage Association, Series 2013-12, Class B, 2.45%, 11/16/52 (2)	230,492

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $777,529) (0.3%)	729,940

CORPORATE BONDS & NOTES (7.0%)

	BASIC MATERIALS (0.1%)
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	197,411
	COMMUNICATIONS (0.9%)
250,000	America Movil S.A.B. de C.V., Guaranteed Notes, 5.00%, 3/30/20	270,766
100,000	Comcast Corp., Guaranteed Notes, 6.40%, 3/1/40	115,387
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 4.60%, 2/15/21	258,171
200,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, 11/15/20	212,000
200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 6.00%, 11/15/17	227,491
250,000	Motorola Solutions, Inc., Senior Unsecured Notes, 3.50%, 3/1/23	231,287
250,000	Time Warner, Inc., Guaranteed Notes, 3.15%, 7/15/15	258,998
300,000	Verizon Communications, Inc., Senior Unsecured Notes, 8.75%, 11/1/18	383,872
		1,957,972

Principal Amount		Value
	CONSUMER, CYCLICAL (0.9%)
$200,000	CVS Caremark Corp., Senior Unsecured Notes, 6.60%, 3/15/19	$236,677
214,000	D.R. Horton, Inc., Guaranteed Notes, 6.50%, 4/15/16	233,795
135,000	Delphi Corp., Guaranteed Notes, 6.13%, 5/15/21	149,681
150,000	Hanesbrands, Inc., Guaranteed Notes, 6.38%, 12/15/20	163,875
250,000	Home Depot, Inc. (The), Senior Unsecured Notes, 3.95%, 9/15/20	266,723
150,000	Lennar Corp., Series B, Guaranteed Notes, 5.60%, 5/31/15	157,500
155,000	Royal Caribbean Cruises, Ltd., Senior Unsecured Notes, 5.25%, 11/15/22	155,000
200,000	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes, 7.38%, 11/15/15	221,804
250,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23	235,492
250,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	280,625
		2,101,172

	CONSUMER, NON-CYCLICAL (0.7%)
250,000	AbbVie, Inc., Senior Unsecured Notes, 2.00%, 11/6/18	247,303
150,000	Celgene Corp., Senior Unsecured Notes, 5.25%, 8/15/43	151,233
250,000	Constellation Brands, Inc., Guaranteed Notes, 3.75%, 5/1/21	235,000
100,000	Humana, Inc., Senior Unsecured Notes, 3.15%, 12/1/22	92,571
500,000	JM Smucker Co. (The), Guaranteed Notes, 3.50%, 10/15/21	496,420
250,000	Kroger Co. (The), Senior Unsecured Notes, 5.15%, 8/1/43	243,876
200,000	Mylan, Inc., Senior Unsecured Notes, 1.35%, 11/29/16	199,633
		1,666,036

	ENERGY (0.2%)
300,000	Enterprise Products Operating LLC, Guaranteed Notes, 3.70%, 6/1/15	312,338
250,000	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 2.65%, 2/1/19	247,228
		559,566

	FINANCIAL (3.5%)
500,000	ACE INA Holdings, Inc., Guaranteed Notes, 2.70%, 3/13/23	458,161
100,000	Aircastle, Ltd., Senior Unsecured Notes, 4.63%, 12/15/18	100,750
150,000	American Express Co., Senior Unsecured Notes, 0.83%, 5/22/18 (2)	149,896
250,000	American Honda Finance Corp., Senior Unsecured Notes, 2.13%, 2/28/17 (3)	252,815
250,000	American International Group, Inc., Senior Unsecured Notes, 3.38%, 8/15/20	251,454

4

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
$250,000	Bank of America Corp. MTN, Senior Unsecured Notes, 3.30%, 1/11/23	$236,567
200,000	Bank of America Corp. MTN, Series L, Senior Unsecured Notes, 5.65%, 5/1/18	227,654
250,000	Bank of New York Mellon Corp. (The), Senior Unsecured Notes, 0.70%, 10/23/15	250,454
250,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	282,273
200,000	Capital One NA/Mclean VA, Senior Notes, 1.50%, 3/22/18	194,496
100,000	CIT Group, Inc., Senior Unsecured Notes, 4.25%, 8/15/17	104,125
150,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	146,250
350,000	Citigroup, Inc., Senior Unsecured Notes, 1.70%, 7/25/16	353,298
150,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Guaranteed Notes, 3.95%, 11/9/22	145,348
250,000	Credit Agricole S.A., Senior Unsecured Notes, 2.13%, 4/17/18 (3)	248,373
250,000	Fifth Third Bank, Senior Unsecured Notes, 1.45%, 2/28/18	243,603
250,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.38%, 1/16/18	252,490
250,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 1.00%, 8/11/15 (2)	251,904
500,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 3.35%, 10/17/16	531,172
250,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 3.25%, 5/15/18 (3)	250,000
250,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 5.75%, 1/24/22	281,422
182,000	HCP, Inc., Senior Unsecured Notes, 3.15%, 8/1/22	167,043
200,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	205,570
150,000	John Deere Capital Corp., Senior Unsecured Notes, 1.05%, 10/11/16	150,432
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.15%, 7/5/16	524,191
500,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	511,830
250,000	PNC Bank NA, Senior Unsecured Notes, 1.30%, 10/3/16	251,112
150,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	138,047
250,000	ProLogis L.P., Guaranteed Notes, 3.35%, 2/1/21	242,781
250,000	Wells Fargo & Co., Series M, Subordinated Notes, 3.45%, 2/13/23	236,359
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	115,359

Principal Amount		Value
$100,000	XLIT, Ltd., Guaranteed Notes, 5.25%, 12/15/43	$100,670
		7,855,899

	INDUSTRIAL (0.3%)
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.60%, 9/1/20	253,610
100,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.45%, 3/15/43	90,671
234,000	Masco Corp., Senior Unsecured Notes, 6.13%, 10/3/16	262,080
		606,361

	TECHNOLOGY (0.1%)
100,000	Microsoft Corp., Senior Unsecured Notes, 3.63%, 12/15/23	100,156
150,000	Oracle Corp., Senior Unsecured Notes, 5.00%, 7/8/19	169,813
		269,969

	UTILITIES (0.3%)
250,000	Alabama Power Co., Senior Unsecured Notes, 3.85%, 12/1/42	213,247
150,000	Dominion Resources, Inc., Series C, Senior Unsecured Notes, 4.90%, 8/1/41	143,973
250,000	Florida Power & Light Co., 4.95%, 6/1/35	262,006
		619,226

	TOTAL CORPORATE BONDS & NOTES
	(Cost $16,051,685) (7.0%)	15,833,612

FOREIGN GOVERNMENT OBLIGATIONS (0.4%)
500,000	International Bank for Reconstruction & Development, Senior Unsecured Notes, 0.50%, 4/15/16	499,208
250,000	Mexico Government International Bond, Senior Unsecured Notes, 5.13%, 1/15/20	277,000

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS
	(Cost $776,285) (0.4%)	776,208

LONG-TERM MUNICIPAL SECURITIES (0.3%)
200,000	City of New York, General Obligation Unlimited, Subser. D2, 2.60%, 8/1/20	194,900
330,000	San Francisco Bay Area Rapid Transit District, Revenue Bonds, Series B, 4.09%, 7/1/32	299,855

5

Value Line Asset Allocation Fund, Inc.

December 31, 2013

Principal Amount		Value
$250,000	University of Oklahoma (The), Revenue Bonds, Series B, 3.10%, 7/1/26	$223,565

	TOTAL LONG-TERM MUNICIPAL SECURITIES
	(Cost $780,914) (0.3%)	718,320

U.S. TREASURY OBLIGATIONS (6.0%)

	U.S. TREASURY NOTES & BONDS (6.0%)
350,000	U.S. Treasury Bonds, 5.38%, 2/15/31	428,914
550,000	U.S. Treasury Bonds, 4.63%, 2/15/40	621,156
250,000	U.S. Treasury Bonds, 3.75%, 8/15/41	243,711
350,000	U.S. Treasury Bonds, 3.63%, 8/15/43	330,531
500,000	U.S. Treasury Notes, 0.25%, 5/31/14	500,293
600,000	U.S. Treasury Notes, 0.25%, 2/15/15	600,422
300,000	U.S. Treasury Notes, 0.25%, 3/31/15	300,164
500,000	U.S. Treasury Notes, 0.38%, 6/15/15	501,054
300,000	U.S. Treasury Notes, 1.88%, 6/30/15	307,266
250,000	U.S. Treasury Notes, 0.38%, 8/31/15	250,381
500,000	U.S. Treasury Notes, 1.75%, 5/31/16	514,492
2,250,000	U.S. Treasury Notes, 1.00%, 9/30/16	2,269,336
250,000	U.S. Treasury Notes, 0.88%, 12/31/16	250,547
200,000	U.S. Treasury Notes, 1.00%, 3/31/17	200,438
300,000	U.S. Treasury Notes, 1.88%, 10/31/17	307,500
500,000	U.S. Treasury Notes, 0.63%, 11/30/17	487,500
300,000	U.S. Treasury Notes, 0.75%, 12/31/17	293,344
1,850,000	U.S. Treasury Notes, 1.38%, 9/30/18	1,827,452
600,000	U.S. Treasury Notes, 1.38%, 12/31/18	590,015
150,000	U.S. Treasury Notes, 1.38%, 2/28/19	146,906
400,000	U.S. Treasury Notes, 1.00%, 8/31/19	378,281
400,000	U.S. Treasury Notes, 1.38%, 1/31/20	382,594
800,000	U.S. Treasury Notes, 1.13%, 3/31/20	749,625
500,000	U.S. Treasury Notes, 2.00%, 7/31/20	491,094
200,000	U.S. Treasury Notes, 2.00%, 2/15/22	189,797
500,000	U.S. Treasury Notes, 2.50%, 8/15/23	480,156

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $14,110,769) (6.0%)	13,642,969

SHORT-TERM INVESTMENTS (11.8%)

	REPURCHASE AGREEMENTS (10.1%)
22,900,000	With Morgan Stanley, 0.01%, dated 12/31/13, due 01/02/14, delivery value $22,900,013 (collateralized by $23,300,000 U.S. Treasury Notes 1.000% due 03/31/17, with a value of $23,414,780)	22,900,000

Principal Amount		Value
	JOINT REPURCHASE AGREEMENTS (INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN) (1.7%)
$1,436,151	Joint Repurchase Agreement with Morgan Stanley, 0.02%, dated 12/31/13, due 01/02/14, delivery value $1,436,153 (collateralized by $1,464,875 U.S. Treasury Bonds 4.250% - 8.000% due 11/15/21 - 11/15/40 and U.S. Treasury Notes 2.625% - 2.750% due 11/15/20 - 11/15/23, with a value of $1,457,421)	$1,436,151
2,120,033	Joint Repurchase Agreement with Barclays, 0.01%, dated 12/31/13, due 01/02/14, delivery value $2,120,034 (collateralized by $2,162,437 U.S. Treasury Inflation Indexed Notes 1.250% - 1.875% due 04/15/14 - 07/15/15, with a value of $2,146,090)	2,120,033
341,941	Joint Repurchase Agreement with Citigroup, 0.01%, dated 12/31/13, due 01/02/14, delivery value $341,941 (collateralized by $348,783 U.S. Treasury Bills 0.000% due 02/20/14, with a value of $348,783)	341,941
		3,898,125

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $26,798,125) (11.8%)	26,798,125

	TOTAL INVESTMENT SECURITIES (101.4%)
	(Cost $179,892,071)	$230,251,368

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-1.4%)		(3,082,884)

NET ASSETS (4) (100%)		$227,168,484

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
($227,168,484 ÷ 8,424,928 shares outstanding)		$26.96

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of December 31, 2013, the market value of the securities on loan was $4,258,955.
(2)	The rate shown on floating rate securities is the rate at the end of the reporting period.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)
For federal income tax purposes, the aggregate cost was $179,892,071, aggregate gross unrealized appreciation was $52,170,315, aggregate gross unrealized depreciation was $1,811,018 and the net unrealized appreciation was $50,359,297.

ADR	American Depositary Receipt.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
TBA	To Be Announced.

6

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of December 31, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$152,233,107	$-	$-	$152,233,107
U.S. Government Agency Obligations	-	19,519,087	-	19,519,087
Commercial Mortgage-Backed Securities	-	729,940	-	729,940
Corporate Bonds & Notes	-	15,833,612	-	15,833,612
Foreign Government Obligations	-	776,208	-	776,208
Long-Term Municipal Securities	-	718,320	-	718,320
U.S. Treasury Obligations	-	13,642,969	-	13,642,969
Short-Term Investments	-	26,798,125	-	26,798,125

Total Investments in Securities	$152,233,107	$78,018,261	$-	$230,251,368

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended December 31, 2013 there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.     Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	February 28, 2014